Trade financing - Additional Information (Details) - Floating interest rate [member] - Trade Financing [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Trade receivables pledged as security for liabilities	$ 3,694,140
Borrowings notional amount	14,500,000
Aggregate facilities utilized	$ 3,694,140
Bottom of range [member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	120 days
Top of range [member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Period within which the amount is to be settled to the bank	180 days
Hongking Interbank Offer Rate [Member] | Reverse Factoring Arrangement [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.00%
Hongking Interbank Offer Rate [Member] | Remaining Portion [Member] | Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%
USD Reference Rate [Member] | Remaining Portion [Member] | Trade Receivables Pledged [Member]
Disclosure In Entirety Of Trade Financing [Line Items]
Borrowings adjustment to interest rate basis	1.20%